Application of new and revised IFRS as issued by the IASB	12 Months Ended
Dec. 31, 2018
Disclosure Of Changes In Accounting standards [Abstract]
Application of new and revised international financial reporting standards as issued by the international accounting standards board
Note 3.	Application of new and revised IFRS as issued by the IASB

The accompanying consolidated financial statements are the first IFRS annual consolidated financial statements prepared for the year ended December 31, 2018. Prior to 2018, the Company prepared and reported its consolidated financial statements in accordance with US GAAP. The Company’s date of transition to IFRS is January 1, 2017, and the effect of the transition to IFRS is disclosed in Note 31.

New and revised standards, amendments and interpretations in issue but not yet effective

New, Amended or Revised Standards and Interpretations	Effective Date Announced by IASB

Annual Improvements to IFRS 2015-2017 Cycle	January 1, 2019
Amendments to IFRS 3 “Definition of a Business”	January 1, 2020
Amendments to IFRS 9 “Prepayment Features with Negative Compensation”	January 1, 2019
Amendments to IFRS 10 and IAS 28 “Sale or Contribution of Assets between An Investor and Its Associate or Joint Venture”	To be determined by IASB
IFRS 16 “Leases”	January 1, 2019
Amendments to IAS 19 “Plan Amendment, Curtailment or Settlement”	January 1, 2019
Amendments to IAS 28 “Long-term Interests in Associates and Joint Ventures”	January 1, 2019
IFRIC 23 “Uncertainty over Income Tax Treatments”	January 1, 2019
IFRS 17 “Insurance Contracts”	January 1, 2021
Amendments to IAS 1 and IAS 8 “Definition of Material”	January 1, 2020

Except for the impacts discussed below, as of the date of the consolidated financial statements were authorized for issue, the Company continues assessing other possible impacts that application of the abovementioned amendments will have on the Company’s financial position and financial performance and will disclose these other impacts when the assessment is completed.

1)	IFRS 16 “Leases”

IFRS 16 sets out the accounting standards for leases that will supersede IAS 17 “Leases” and a number of related interpretations.

Upon initial application of IFRS 16, the Company will elect to apply the guidance of IFRS 16, in determining whether contracts are, or contain, a lease, only to contracts entered into (or changed) on or after January 1, 2019. Contracts identified as containing a lease under IAS 17 and IFRIC 4 will not be reassessed and will be accounted for in accordance with the transitional provisions under IFRS 16.

Upon initial application of IFRS 16, if the Company is a lessee, it will recognize right-of-use assets and lease liabilities for all leases on the consolidated statement of financial position except for leases of low-value assets and short-term leases, which the Company may elect to apply the accounting method like the accounting for operating lease under IAS 17. On the consolidated statement of profit or loss, the Company will present the depreciation expense charged on the right-of-use asset and interest expense accrued on the lease liability under cost of revenue/operating expenses and finance costs, respectively; interest is computed using the effective interest method. On the consolidated statements of cash flows, cash payments for the principal portion of lease liabilities will be classified within financing activities; cash payments for the interest portion will be classified within operating activities. Currently, payments under operating lease contracts are recognized as expenses on a straight-line basis. Cash flows for operating leases are classified within operating activities on the consolidated statements of cash flows.

The Company expects to recognize the lease contract of lessees in line with IFRS 16. However, the Company intends not to restate the financial statements of prior period (referred herein as the “modified retrospective approach”). On January 1, 2019, it is expected that right-of-use asset and lease liability will be both increased by $5,899 thousand.

2)	IFRIC 23 “Uncertainty over Income Tax Treatments”

IFRIC 23 clarifies that when there is uncertainty over income tax treatments, the Company should assume that the taxation authority will have full knowledge of all related information when making related examinations. If the Company concludes that it is probable that the taxation authority will accept an uncertain tax treatment, the Company should determine the taxable profit, tax bases, unused tax losses, unused tax credits or tax rates consistently with the tax treatments used or planned to be used in its income tax filings. If it is not probable that the taxation authority will accept an uncertain tax treatment, the Company should make estimates using either the most likely amount or the expected value of the tax treatment, depending on which method the Company expects to better predict the resolution of the uncertainty. The Company has to reassess its judgments and estimates if facts and circumstances change. The Company has assessed there will be no significant impact on the consolidated financial statements.